Deferred income tax - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets and liabilities
Deferred tax assets, gross	$ 420	$ 406	$ 432
Available for offset	(175)	(202)
Deferred tax assets	245	204
Deferred tax liabilities, gross	(544)	(546)	$ (721)
Available for offset	175	202
Deferred tax liabilities	(369)	(344)
Tax losses
Deferred income tax assets and liabilities
Deferred tax assets, gross	47	40
Employee benefit obligations
Deferred income tax assets and liabilities
Deferred tax assets, gross	168	142
Depreciation timing differences
Deferred income tax assets and liabilities
Deferred tax assets, gross	83	84
Provisions
Deferred income tax assets and liabilities
Deferred tax assets, gross	72	74
Other
Deferred income tax assets and liabilities
Deferred tax assets, gross	50	66
Deferred tax liabilities, gross	(40)	(45)
Intangible assets
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	(265)	(295)
Accelerated depreciation and other fair value adjustments
Deferred income tax assets and liabilities
Deferred tax liabilities, gross	$ (239)	$ (206)